Convertible Redeemable Preferred Shares - Liquidation, Conversion, Redemption and Conversion upon IPO (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Sep. 14, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Conversion ratio		1
Key employee termination percentage		30.00%
Percentage of Preferred Shares' original issue price as redemption amount payable equal to the greater of		100.00%
Compound interest rate on preferred shares' original issue price		8.00%
Accretion on convertible redeemable preferred shares to redemption value		¥ 0	¥ 0	¥ 13,667,291
Initial public offering (the "IPO")
Temporary Equity [Line Items]
Number of preferred shares automatically converted to ordinary shares	821,378,518